UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04775
MFS SERIES TRUST II
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Growth Fund

Class A-MFEGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGA-SEM

MFS® Growth Fund

Class B-MEGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.59%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGB-SEM

MFS® Growth Fund

Class C-MFECX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.59%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGC-SEM

MFS® Growth Fund

Class I-MFEIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.58%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGI-SEM

MFS® Growth Fund

Class R1-MFELX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$81	1.59%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGR1-SEM

MFS® Growth Fund

Class R2-MEGRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$55	1.08%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGR2-SEM

MFS® Growth Fund
Class R3-MFEHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$42	0.83%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGR3-SEM

MFS® Growth Fund
Class R4-MFEJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$30	0.58%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGR4-SEM

MFS® Growth Fund
Class R6-MFEKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.49%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MEGR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Fund
Portfolio of Investments − 5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc. (a)	248,260	$111,399,227
Curtiss-Wright Corp.	179,383	134,108,525
Howmet Aerospace, Inc.	1,897,166	489,943,119
RTX Corp.	915,221	164,428,605
		$899,879,476
Auto & Auto Components – 0.8%
Tesla, Inc. (a)	725,306	$316,081,102
Brokerage & Asset Managers – 0.8%
KKR & Co., Inc.	1,444,724	$138,606,821
LPL Financial Holdings, Inc.	716,426	196,135,946
		$334,742,767
Chemicals – 0.7%
Linde PLC	601,132	$299,177,385
Conglomerates – 0.4%
Honeywell International, Inc.	750,767	$178,577,439
Construction – 0.9%
Ferguson Enterprises, Inc.	531,814	$120,174,009
Vulcan Materials Co.	919,064	260,021,587
		$380,195,596
Consumer Services – 1.2%
Airbnb, Inc., “A” (a)	1,994,036	$265,824,939
Uber Technologies, Inc. (a)	3,548,455	249,811,232
		$515,636,171
Diversified Financial Services – 3.8%
Mastercard, Inc., “A”	2,342,093	$1,156,947,100
NASDAQ, Inc.	4,517,738	417,981,120
		$1,574,928,220
Electrical Equipment – 2.0%
Amphenol Corp., “A”	3,204,835	$476,751,255
Eaton Corp. PLC	539,921	216,292,353
Emerson Electric Co.	1,029,759	148,099,939
		$841,143,547
Energy - Renewables – 2.4%
GE Vernova, Inc.	1,011,937	$979,878,836
Entertainment & Leisure – 0.4%
Take-Two Interactive Software, Inc. (a)	710,559	$159,278,905
MEGFS-SEM

MFS Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.9%
Monster Worldwide, Inc. (a)	4,252,754	$374,582,572
Global Systemically Important Banks – 0.8%
Goldman Sachs Group, Inc.	316,218	$324,300,532
Hardware, Peripherals, & Assembly – 13.8%
Apple, Inc.	12,681,456	$3,957,375,159
Arista Networks, Inc. (a)	3,389,928	540,591,818
Coherent Corp. (a)	468,893	169,490,753
Micron Technology, Inc.	243,635	236,569,585
Sandisk Corp. of Delaware (a)	56,126	95,132,448
Seagate Technology Holdings PLC	867,660	763,367,268
		$5,762,527,031
Interactive Media Services – 11.6%
Alphabet, Inc., “A”	10,221,086	$3,887,487,849
Meta Platforms, Inc., “A”	1,480,169	936,221,694
		$4,823,709,543
Machinery & Tools – 1.7%
Caterpillar, Inc.	399,532	$349,938,093
Ingersoll Rand, Inc.	1,474,528	105,635,186
Trane Technologies PLC	598,826	270,250,174
		$725,823,453
Media – 1.5%
Spotify Technology S.A. (a)	882,334	$439,119,985
TKO Group Holdings, Inc.	888,540	182,310,637
		$621,430,622
Medical & Health Technology & Services – 0.3%
IDEXX Laboratories, Inc. (a)	239,957	$135,222,968
Medical Equipment – 4.3%
Abbott Laboratories	2,394,820	$204,996,592
Agilent Technologies, Inc.	287,558	38,972,736
Boston Scientific Corp. (a)	3,471,595	167,712,755
Danaher Corp.	2,069,363	378,010,539
Medline, Inc., “A” (a)	4,163,316	152,210,833
Medtronic PLC	3,865,225	285,292,257
Thermo Fisher Scientific, Inc.	1,162,067	572,329,618
		$1,799,525,330
Metals & Mining – 0.3%
Cameco Corp.	1,063,609	$119,868,734
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc.	907,048	$203,958,814
Williams Cos., Inc.	1,620,093	115,658,439
		$319,617,253

MFS Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – 0.3%
PNC Financial Services Group, Inc.	506,931	$112,092,583
Oil Services – 0.3%
Baker Hughes Co.	1,907,892	$121,876,141
Pharmaceuticals & Biotechnology – 0.8%
Gilead Sciences, Inc.	2,579,164	$346,717,016
Real Estate – 0.2%
CBRE Group, Inc., “A” (a)	540,852	$67,628,134
Restaurants – 0.9%
Starbucks Corp.	3,584,412	$355,430,294
Retail & E-commerce – 7.9%
Amazon.com, Inc. (a)	11,282,427	$3,053,476,043
O'Reilly Automotive, Inc. (a)	2,490,665	216,388,975
		$3,269,865,018
Semiconductor & Electronic Components – 24.7%
Advanced Micro Devices (a)	416,896	$215,160,026
Applied Materials, Inc.	682,219	307,039,483
ASML Holding N.V.	149,398	241,312,239
Broadcom, Inc.	4,325,170	1,932,356,201
KLA Corp.	268,927	516,799,705
NVIDIA Corp.	30,131,304	6,361,923,526
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,666,888	697,509,284
		$10,272,100,464
Software – 10.5%
Autodesk, Inc. (a)	858,923	$198,677,479
Cadence Design Systems, Inc. (a)	1,063,502	398,738,805
Microsoft Corp.	6,967,003	3,136,823,431
MongoDB, Inc. (a)	331,194	111,132,147
Shopify, Inc. (a)	2,307,555	273,929,854
Snowflake, Inc., “A” (a)	1,035,964	264,740,600
		$4,384,042,316
Tobacco – 0.7%
Philip Morris International, Inc.	1,685,313	$298,940,820
Travel, Gaming, & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	1,564,907	$512,757,428
Total Common Stocks (Identified Cost, $16,943,183,789)		$41,227,577,696
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $418,370,408)	418,337,788	$418,379,621
Other Assets, Less Liabilities – (0.1)%		(45,762,719)
Net Assets – 100.0%		$41,600,194,598

MFS Growth Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $418,379,621 and
$41,227,577,696, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements

MFS Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $16,943,183,789)	$41,227,577,696
Investments in affiliated issuers, at value (identified cost, $418,370,408)	418,379,621
Foreign currency, at value (identified cost, $125)	124
Receivables for
Fund shares sold	23,966,015
Interest and dividends	12,942,538
Other assets	119,874
Total assets	$41,682,985,868
Liabilities
Payable to custodian	$148,482
Payables for
Fund shares reacquired	72,902,727
Payable to affiliates
Investment adviser	2,136,191
Administrative services fee	6,391
Shareholder servicing costs	6,559,659
Distribution and service fees	376,655
Payable for independent Trustees' compensation	19,235
Accrued expenses and other liabilities	641,930
Total liabilities	$82,791,270
Net assets	$41,600,194,598
Net assets consist of
Paid-in capital	$13,197,087,694
Total distributable earnings (loss)	28,403,106,904
Net assets	$41,600,194,598
Shares of beneficial interest outstanding	208,958,415

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$10,536,956,507	57,271,004	$183.98
Class B	16,939,730	145,518	116.41
Class C	397,049,115	3,462,758	114.66
Class I	11,585,770,279	55,879,483	207.33
Class R1	17,302,031	149,847	115.46
Class R2	146,856,194	899,049	163.35
Class R3	1,276,012,640	6,992,049	182.49
Class R4	703,810,950	3,540,079	198.81
Class R6	16,919,497,152	80,618,628	209.87

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $195.20 [100 / 94.25 x $183.98]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 5/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$104,189,638
Dividends from affiliated issuers	4,120,411
Other	301,936
Income on securities loaned	1,653
Foreign taxes withheld	(928,142)
Total investment income	$107,685,496
Expenses
Management fee	$99,722,060
Distribution and service fees	16,920,065
Shareholder servicing costs	13,340,882
Administrative services fee	285,982
Independent Trustees' compensation	86,957
Custodian fee	355,605
Shareholder communications	851,923
Audit and tax fees	42,894
Legal fees	116,084
Miscellaneous	507,279
Total expenses	$132,229,731
Fees paid indirectly	(28)
Reduction of expenses by investment adviser and distributor	(2,836,957)
Net expenses	$129,392,746
Net investment income (loss)	$(21,707,250)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,054,259,853
Affiliated issuers	(8,409)
Foreign currency	(39,810)
Net realized gain (loss)	$4,054,211,634
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,307,245,576)
Affiliated issuers	(6,828)
Translation of assets and liabilities in foreign currencies	(1,826)
Net unrealized gain (loss)	$(2,307,254,230)
Net realized and unrealized gain (loss)	$1,746,957,404
Change in net assets from operations	$1,725,250,154
See Notes to Financial Statements

MFS Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25
Change in net assets
From operations
Net investment income (loss)	$(21,707,250)	$(67,183,057)
Net realized gain (loss)	4,054,211,634	6,171,284,403
Net unrealized gain (loss)	(2,307,254,230)	(681,742,304)
Change in net assets from operations	$1,725,250,154	$5,422,359,042
Total distributions to shareholders	$(5,250,000,402)	$(6,404,614,035)
Change in net assets from fund share transactions	$(17,607,647)	$(1,811,855,617)
Total change in net assets	$(3,542,357,895)	$(2,794,110,610)
Net assets
At beginning of period	45,142,552,493	47,936,663,103
At end of period	$41,600,194,598	$45,142,552,493
See Notes to Financial Statements

MFS Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$202.05	$208.42	$160.30	$131.91	$181.87	$150.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.27)	$(0.67)	$(0.53)	$(0.14)	$(0.38)	$(0.72)
Net realized and unrealized gain (loss)	7.55	23.93	56.75	30.37	(44.93)	37.82
Total from investment operations	$7.28	$23.26	$56.22	$30.23	$(45.31)	$37.10
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.10)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$183.98	$202.05	$208.42	$160.30	$131.91	$181.87
Total return (%) (r)(s)(t)(x)	4.46 (n)	12.24	36.68	23.18	(25.55)	25.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85 (a)	0.87	0.84	0.86	0.85	0.84
Expenses after expense reductions (f)	0.83 (a)	0.86	0.82	0.84	0.84	0.83
Net investment income (loss)	(0.31)(a)	(0.35)	(0.29)	(0.10)	(0.26)	(0.44)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$10,536,957	$10,883,821	$10,578,423	$8,313,778	$7,184,376	$10,189,594

See Notes to Financial Statements

MFS Growth Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$137.79	$152.12	$119.95	$99.88	$139.87	$118.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.59)	$(1.42)	$(1.40)	$(0.89)	$(1.13)	$(1.51)
Net realized and unrealized gain (loss)	4.56	16.72	41.67	22.80 (g)	(34.21)(g)	29.23 (g)
Total from investment operations	$3.97	$15.30	$40.27	$21.91	$(35.34)	$27.72
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.10)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$116.41	$137.79	$152.12	$119.95	$99.88	$139.87
Total return (%) (r)(s)(t)(x)	4.07 (n)	11.40	35.66	22.28	(26.12)	24.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60 (a)	1.62	1.58	1.61	1.60	1.59
Expenses after expense reductions (f)	1.59 (a)	1.60	1.57	1.59	1.59	1.58
Net investment income (loss)	(1.06)(a)	(1.09)	(1.04)	(0.84)	(1.03)	(1.19)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$16,940	$27,736	$49,337	$61,209	$72,392	$134,456

Class C	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$136.11	$150.61	$118.84	$98.98	$138.64	$117.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.58)	$(1.42)	$(1.39)	$(0.89)	$(1.11)	$(1.50)
Net realized and unrealized gain (loss)	4.48	16.55	41.26	22.59 (g)	(33.90)(g)	28.98 (g)
Total from investment operations	$3.90	$15.13	$39.87	$21.70	$(35.01)	$27.48
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.10)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$114.66	$136.11	$150.61	$118.84	$98.98	$138.64
Total return (%) (r)(s)(t)(x)	4.07 (n)	11.40	35.66	22.27	(26.11)	24.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60 (a)	1.62	1.58	1.61	1.60	1.59
Expenses after expense reductions (f)	1.59 (a)	1.61	1.57	1.59	1.59	1.58
Net investment income (loss)	(1.06)(a)	(1.10)	(1.04)	(0.85)	(1.02)	(1.19)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$397,049	$476,966	$541,753	$488,497	$474,614	$789,808

See Notes to Financial Statements

MFS Growth Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$224.15	$227.61	$174.06	$142.72	$195.92	$161.75
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.21)	$(0.08)	$0.23	$(0.02)	$(0.33)
Net realized and unrealized gain (loss)	8.59	26.38	61.90	32.95	(48.53)	40.67
Total from investment operations	$8.53	$26.17	$61.82	$33.18	$(48.55)	$40.34
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.17)	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.27)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$207.33	$224.15	$227.61	$174.06	$142.72	$195.92
Total return (%) (r)(s)(t)(x)	4.59 (n)	12.51	37.02	23.50	(25.37)	25.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60 (a)	0.62	0.59	0.61	0.60	0.59
Expenses after expense reductions (f)	0.58 (a)	0.61	0.57	0.59	0.59	0.58
Net investment income (loss)	(0.06)(a)	(0.10)	(0.04)	0.15	(0.01)	(0.19)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$11,585,770	$13,110,445	$15,014,105	$11,679,865	$10,891,298	$14,295,870

Class R1	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$136.88	$151.30	$119.35	$99.39	$139.21	$117.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.58)	$(1.44)	$(1.39)	$(0.90)	$(1.10)	$(1.51)
Net realized and unrealized gain (loss)	4.51	16.65	41.44	22.70 (g)	(34.07)(g)	29.11 (g)
Total from investment operations	$3.93	$15.21	$40.05	$21.80	$(35.17)	$27.60
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.10)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$115.46	$136.88	$151.30	$119.35	$99.39	$139.21
Total return (%) (r)(s)(t)(x)	4.07 (n)	11.40	35.66	22.28	(26.12)	24.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60 (a)	1.62	1.59	1.61	1.61	1.59
Expenses after expense reductions (f)	1.59 (a)	1.61	1.57	1.59	1.59	1.58
Net investment income (loss)	(1.06)(a)	(1.11)	(1.04)	(0.85)	(1.01)	(1.19)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$17,302	$17,043	$16,626	$20,474	$19,327	$27,400

See Notes to Financial Statements

MFS Growth Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$182.49	$191.41	$148.21	$122.39	$169.50	$141.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.43)	$(1.03)	$(0.92)	$(0.46)	$(0.69)	$(1.06)
Net realized and unrealized gain (loss)	6.64	21.74	52.22	28.12	(41.77)	35.30
Total from investment operations	$6.21	$20.71	$51.30	$27.66	$(42.46)	$34.24
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.10)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$163.35	$182.49	$191.41	$148.21	$122.39	$169.50
Total return (%) (r)(s)(t)(x)	4.34 (n)	11.95	36.34	22.88	(25.74)	25.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10 (a)	1.12	1.09	1.11	1.10	1.09
Expenses after expense reductions (f)	1.08 (a)	1.11	1.07	1.09	1.09	1.08
Net investment income (loss)	(0.56)(a)	(0.60)	(0.54)	(0.35)	(0.52)	(0.69)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$146,856	$154,715	$179,250	$156,041	$148,739	$219,795

Class R3	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$200.62	$207.15	$159.37	$131.15	$180.86	$150.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.27)	$(0.66)	$(0.53)	$(0.14)	$(0.38)	$(0.72)
Net realized and unrealized gain (loss)	7.49	23.76	56.41	30.20	(44.68)	37.61
Total from investment operations	$7.22	$23.10	$55.88	$30.06	$(45.06)	$36.89
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.10)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$182.49	$200.62	$207.15	$159.37	$131.15	$180.86
Total return (%) (r)(s)(t)(x)	4.46 (n)	12.23	36.68	23.19	(25.56)	25.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85 (a)	0.87	0.84	0.86	0.85	0.84
Expenses after expense reductions (f)	0.83 (a)	0.86	0.82	0.84	0.84	0.83
Net investment income (loss)	(0.31)(a)	(0.35)	(0.29)	(0.10)	(0.26)	(0.44)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$1,276,013	$1,565,147	$1,943,800	$1,504,433	$1,284,376	$1,756,756

See Notes to Financial Statements

MFS Growth Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$216.00	$220.37	$168.73	$138.40	$190.14	$157.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.20)	$(0.07)	$0.22	$(0.03)	$(0.31)
Net realized and unrealized gain (loss)	8.22	25.46	59.93	31.95	(47.06)	39.47
Total from investment operations	$8.16	$25.26	$59.86	$32.17	$(47.09)	$39.16
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.12)	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.22)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$198.81	$216.00	$220.37	$168.73	$138.40	$190.14
Total return (%) (r)(s)(t)(x)	4.60 (n)	12.51	37.02	23.50	(25.37)	25.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60 (a)	0.62	0.58	0.61	0.60	0.59
Expenses after expense reductions (f)	0.58 (a)	0.61	0.57	0.59	0.59	0.58
Net investment income (loss)	(0.06)(a)	(0.10)	(0.04)	0.15	(0.02)	(0.18)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$703,811	$808,868	$926,624	$1,089,438	$945,220	$1,373,778

Class R6	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$226.48	$229.49	$175.40	$143.68	$197.02	$162.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.03)	$0.10	$0.37	$0.13	$(0.16)
Net realized and unrealized gain (loss)	8.71	26.65	62.42	33.19	(48.82)	40.89
Total from investment operations	$8.74	$26.62	$62.52	$33.56	$(48.69)	$40.73
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.33)	$—	$—	$—
From net realized gain	(25.35)	(29.63)	(8.10)	(1.84)	(4.65)	(6.17)
Total distributions declared to shareholders	$(25.35)	$(29.63)	$(8.43)	$(1.84)	$(4.65)	$(6.17)
Net asset value, end of period (x)	$209.87	$226.48	$229.49	$175.40	$143.68	$197.02
Total return (%) (r)(s)(t)(x)	4.64 (n)	12.62	37.15	23.61	(25.30)	25.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50 (a)	0.53	0.50	0.51	0.51	0.49
Expenses after expense reductions (f)	0.49 (a)	0.52	0.48	0.50	0.50	0.48
Net investment income (loss)	0.03 (a)	(0.01)	0.05	0.24	0.08	(0.09)
Portfolio turnover rate	18 (n)	36	33	25	16	14
Net assets at end of period (000 omitted)	$16,919,497	$18,097,811	$18,686,744	$15,654,318	$14,106,330	$19,487,299

See Notes to Financial Statements

MFS Growth Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Growth Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Growth Fund (the fund) is a non-diversified series of MFS Series Trust II (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading

MFS Growth Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$41,227,577,696	$—	$—	$41,227,577,696
Investment Companies	418,379,621	—	—	418,379,621
Total	$41,645,957,317	$—	$—	$41,645,957,317
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Growth Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the six months ended May 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/25
Long-term capital gains	$6,404,614,035
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$17,414,602,369
Gross appreciation	24,899,540,892
Gross depreciation	(668,185,944)
Net unrealized appreciation (depreciation)	$24,231,354,948
As of 11/30/25
Undistributed long-term capital gain	5,458,004,928
Late year ordinary loss deferral	(68,755,127)
Net unrealized appreciation (depreciation)	26,538,607,351
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Growth Fund
Notes to Financial Statements (unaudited) - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/26	Year ended 11/30/25
Class A	$1,358,686,254	$1,515,938,125
Class B	5,054,203	9,218,564
Class C	88,201,413	106,554,201
Class I	1,472,385,294	1,937,500,539
Class R1	3,164,924	3,297,447
Class R2	21,421,466	27,634,078
Class R3	190,410,296	273,909,529
Class R4	94,634,206	123,975,750
Class R6	2,016,042,346	2,406,585,802
Total	$5,250,000,402	$6,404,614,035
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.60%
In excess of $5 billion and up to $10 billion	0.55%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $40 billion	0.40%
In excess of $40 billion and up to $50 billion	0.38%
In excess of $50 billion and up to $60 billion	0.36%
In excess of $60 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2027. For the six months ended May 31, 2026, this management fee reduction amounted to $2,822,901, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.47% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $424,157 for the six months ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Growth Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$12,638,036
Class B	0.75%	0.25%	1.00%	1.00%	105,041
Class C	0.75%	0.25%	1.00%	1.00%	2,069,004
Class R1	0.75%	0.25%	1.00%	1.00%	81,148
Class R2	0.25%	0.25%	0.50%	0.50%	357,699
Class R3	—	0.25%	0.25%	0.25%	1,669,137
Total Distribution and Service Fees					$16,920,065
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended May 31, 2026, this rebate amounted to $13,711, $6, $69, and $270 for Class A, Class B, Class C, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2026, were as follows:
Amount
Class A	$43,480
Class B	—
Class C	20,720
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2026, the fee was $1,029,982, which equated to 0.0050% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,310,900.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.0014% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended May 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $52,477,273. The sales transactions resulted in net realized gains (losses) of $27,786,215.

MFS Growth Fund
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended May 31, 2026, this reimbursement amounted to $297,338, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $7,379,717,481 and $12,837,150,583, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/26		Year ended 11/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,926,227	$331,421,217	4,165,060	$779,479,797
Class B	176	18,474	1,590	206,830
Class C	188,560	20,505,423	405,955	52,017,100
Class I	4,924,793	948,099,114	12,514,808	2,553,344,016
Class R1	7,588	827,389	13,435	1,703,589
Class R2	56,155	8,541,616	109,100	18,620,834
Class R3	471,569	79,953,508	1,485,857	276,957,932
Class R4	346,125	64,238,955	698,094	140,101,390
Class R6	4,834,389	950,383,758	11,910,337	2,456,554,326
	12,755,582	$2,403,989,454	31,304,236	$6,278,985,814
Shares issued to shareholders in reinvestment of distributions
Class A	7,382,523	$1,271,417,285	7,395,338	$1,414,870,151
Class B	46,141	5,045,066	69,543	9,195,317
Class C	796,816	85,817,098	783,934	102,524,797
Class I	7,160,233	1,388,082,794	8,703,051	1,838,758,582
Class R1	29,183	3,164,924	25,064	3,297,447
Class R2	138,514	21,203,723	157,932	27,390,116
Class R3	1,114,618	190,410,221	1,442,981	273,909,529
Class R4	480,118	89,249,008	584,503	119,102,337
Class R6	9,954,478	1,952,471,257	10,890,341	2,323,743,128
	27,102,624	$5,006,861,376	30,052,687	$6,112,791,404
Shares reacquired
Class A	(5,905,035)	$(1,020,396,459)	(8,448,332)	$(1,594,014,366)
Class B	(102,092)	(11,135,488)	(194,177)	(25,021,416)
Class C	(1,026,902)	(110,354,390)	(1,282,681)	(163,252,983)
Class I	(14,694,709)	(2,872,510,031)	(28,693,470)	(6,003,416,734)
Class R1	(11,432)	(1,224,753)	(23,876)	(3,102,966)
Class R2	(143,420)	(21,979,671)	(355,703)	(61,094,329)
Class R3	(2,395,578)	(417,763,991)	(4,510,884)	(816,112,442)
Class R4	(1,030,855)	(190,184,854)	(1,742,845)	(353,522,904)
Class R6	(14,080,035)	(2,782,908,840)	(24,319,370)	(5,184,094,695)
	(39,390,058)	$(7,428,458,477)	(69,571,338)	$(14,203,632,835)

MFS Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/26		Year ended 11/30/25
	Shares	Amount	Shares	Amount
Net change
Class A	3,403,715	$582,442,043	3,112,066	$600,335,582
Class B	(55,775)	(6,071,948)	(123,044)	(15,619,269)
Class C	(41,526)	(4,031,869)	(92,792)	(8,711,086)
Class I	(2,609,683)	(536,328,123)	(7,475,611)	(1,611,314,136)
Class R1	25,339	2,767,560	14,623	1,898,070
Class R2	51,249	7,765,668	(88,671)	(15,083,379)
Class R3	(809,391)	(147,400,262)	(1,582,046)	(265,244,981)
Class R4	(204,612)	(36,696,891)	(460,248)	(94,319,177)
Class R6	708,832	119,946,175	(1,518,692)	(403,797,241)
	468,148	$(17,607,647)	(8,214,415)	$(1,811,855,617)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund and the MFS Moderate Allocation Fund were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, the MFS Lifetime Income Fund, and the MFS Managed Wealth Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2026, the fund’s commitment fee and interest expense were $104,215 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$170,071,529	$3,818,846,751	$3,570,523,422	$(8,409)	$(6,828)	$418,379,621

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,120,411	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST II

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   July 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  July 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 16, 2026

*  Print name and title of each signing officer under his or her signature.